UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             Auugst 12, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $68,948


List of Other Included Managers:

      No.         Form 13F File Number            Name

      01          28-6788                         Rexford Management, Inc.

      03          28-2826                         Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,770     473,500 Sh        Defined     01,03       473,500  0    0
Cablevision Systems Corp.             Cl A        12686C109      477      50,400 Sh        Defined     01,03        50,400  0    0
Chiles Offshore Inc.                   Com        16888M104    2,554     105,300 Sh        Defined     01,03       105,300  0    0
Conoco Inc                             Com        208251504      395      14,200 Sh        Defined     01,03        14,200  0    0
Digene Corp                            Com        253752109    2,235     190,000 Sh        Defined     01,03       190,000  0    0
Golden State Bancorp Inc.              Com        381197102    4,567     126,000 Sh        Defined     01,03       126,000  0    0
HNC Software Inc.                      Com        40425P107    4,170     249,700 Sh        Defined     01,03       249,700  0    0
Immunex Corp                           Com        452528102   22,508   1,007,500 Sh        Defined     01,03     1,007,500  0    0
Pennzoil-Quaker State Co               Com        709323109   10,621     493,300 Sh        Defined     01,03       493,300  0    0
Trigon Healthcare Inc.                 Com        89618L100   10,450     103,900 Sh        Defined     01,03       103,900  0    0
Unilab Corp.                           Com        904763208    5,131     187,333 Sh        Defined     01,03       187,333  0    0
Verizon Communications                 Com        92343V104    3,055      76,100 Sh        Defined     01,03        76,100  0    0
Worldcom Inc, Worldcom Group           Com        98157D106       15     302,300 Sh        Defined     01,03       302,300  0    0